S000037042 [Member] Investment Risks - iShares Short Duration Bond Active ETF	Oct. 31, 2025
Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.

Asset Backed and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed and Mortgage-Backed Securities Risk. ABS and MBS (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. ABS and MBS are subject to credit, interest rate, call, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS. For MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, the default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may “call” or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. The Fund’s creation and redemption transactions generally are expected to be effected in cash, rather than as in-kind transactions in which portfolio securities or other investments are delivered. As a result, the Fund may have to sell investments at inopportune times in order to obtain the cash needed to meet redemption orders. Such sales may cause the Fund to recognize capital gains or losses that might not have been incurred if the redemption had been transacted in-kind. This may decrease the tax efficiency of the Fund compared with that of ETFs that use in-kind redemptions. The use of cash creations and redemptions also may cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Financial Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.

Floating Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquid Investments Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce its returns because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, it will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for Fund shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to Fund shares trading at a premium or discount to the Fund’s NAV.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.

Issuer Risks [Member]
Prospectus [Line Items]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Large Shareholder and Large Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. Municipal securities are subject to the risk that the issuer may be unable to pay the instrument’s obligations, which would adversely affect the value of the securities. Legal, regulatory, fiscal, political, economic and other developments may also adversely affect the value of municipal securities. When municipal securities depend on a specific revenue source to fund their payment obligations, the value of such securities may fluctuate as a result of actual or anticipated changes in the cash flows from the revenue source or changes in the priority of the municipal obligation to receive the cash flows. If a security loses its tax-exempt status, its value may decline significantly.
The market for municipal bonds may be less liquid than for other types of debt securities, and it may be harder for the Fund to buy and sell municipal bonds, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. A default or insolvency of certain issuers of municipal bonds may be subject to proceedings that are significantly different from corporate bankruptcy proceedings, and the Fund’s ability to recover assets may be limited.

Not a Money Market Fund [Member]
Prospectus [Line Items]
Risk [Text Block]
Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Privately Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreement Risk. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Risk of Investing in the US [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.

Risk of Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Swap Agreements. A swap is a two-party contract that generally obligates each counterparty to exchange periodic payments based on a pre-determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

US Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation’s maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund’s income or return potential.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover is considered by the Fund to mean turnover of greater than 100% annually. Portfolio turnover (i.e., the sale of securities or other assets and reinvestment in other securities or assets) generally involves transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other costs. In addition, the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains. Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return, and may result in different tax consequences for shareholders compared to a fund with lower portfolio turnover.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.